Earnings Per Share (Tables)	6 Months Ended
Apr. 30, 2019
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Summary of Earnings Per Share
Basic and Diluted Earnings Per Share
(millions of Canadian dollars, except as noted)	For the three months ended		For the six months ended
	April 30 2019	April 30 2018	April 30 2019	April 30 2018
Basic earnings per share
Net income attributable to common shareholders	$3,110	$2,846	$5,442	$5,129

Weighted-average number of common shares outstanding (millions)	1,826.6	1,843.6	1,829.9	1,842.6
Basic earnings per share (Canadian dollars)	$1.70	$1.54	$2.97	$2.78
Diluted earnings per share
Net income attributable to common shareholders	$3,110	$2,846	$5,442	$5,129
Net income available to common shareholders including impact of dilutive securities	3,110	2,846	5,442	5,129
Weighted-average number of common shares outstanding (millions)	1,826.6	1,843.6	1,829.9	1,842.6
Effect of dilutive securities
Stock options potentially exercisable (millions)[1]	3.4	3.9	3.3	4.2
Weighted-average number of common shares outstanding – diluted (millions)	1,830.0	1,847.5	1,833.2	1,846.8
Diluted earnings per share (Canadian dollars)[1]	$1.70	$1.54	$2.97	$2.78

[1]	For the three and six months ended April 30, 2019 and April 30, 2018, no outstanding options were excluded from the computation of diluted earnings per share.